BNY Mellon Small Cap Stock Fund (Prospectus Summary) | BNY Mellon Small Cap Stock Fund
BNY Mellon Small Cap Stock Fund
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Small Cap Stock Fund	Class M Shares	Investor Shares
Investment advisory fees	0.85%	0.85%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.04%	0.04%
Total annual fund operating expenses	1.01%	1.26%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Small Cap Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	103	322	558	1,236
Investor Shares	128	400	692	1,523

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

161.05% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in stocks of small-capitalization companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques,

fundamental analysis and risk management.

The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600).

The stocks comprising the S&P SmallCap 600 have market capitalizations generally ranging between $300 million and $1.4 billion.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies,

which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares to that of the S&P SmallCap 600, an unmanaged index designed to measure the performance of the smallcap segment of the U.S. stock market.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q4, 2001: 17.70%

Worst Quarter

Q4, 2008: -23.42%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-20.22%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Small Cap Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	25.35%	2.11%	4.85%			Oct. 02, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	25.35%	0.91%	3.96%			Oct. 02, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	16.48%	1.58%	4.10%			Oct. 02, 2000
Investor Shares	Investor returns before taxes	24.95%	1.97%		5.17%		Jul. 11, 2001
S&P SmallCap 600	S&P SmallCap 600 reflects no deduction for fees, expenses or taxes	26.31%	4.64%	7.66%	7.39%	[1]
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.